FAIR VALUE DISCLOSURES, Difference Between Aggregate Fair value and Aggregate Remaining Contractual Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans held for sale [Abstract]
Aggregate Fair Value	$ 55,470	$ 92,434	$ 69,800
Difference	1,051	3,856	1,894
Contractual Principal	$ 54,419	$ 88,578	$ 67,906